Schedule of Investments
(unaudited)
June 30, 2024
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 15.4%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 .. USD 350 $ 324,881
Series 3780 , Class ZA , 4.00% , 12/15/40 .. 1,305 1,230,024
Series 3960 , Class PL , 4.00% , 11/15/41 .. 855 823,442
Series 413 , Class F26 , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 6.54% , 05/25/54
(a)
......... 816 816,346
Series 4161 , Class BW , 2.50% , 02/15/43 .. 500 421,054
Series 4325 , Class ZX , 4.50% , 04/15/44 .. 2,696 2,586,951
Series 4384 , Class LB , 3.50% , 08/15/43 .. 1,000 946,407
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 6.59% , 03/25/54
(a)
......... 2,187 2,194,514
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
Series 2018-3 , Class MA , 3.50% , 08/25/57
(a)
388 365,621
Series 2018-4 , Class MA , 3.50% , 03/25/58 440 410,415
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 . 9 8,477
Series 2011-8 , Class ZA , 4.00% , 02/25/41 . 672 630,600
Series 2017-76 , Class PB , 3.00% , 10/25/57 1,125 818,552
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 173,487
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 0.88% , 05/25/48 .......... 1,060 886,155
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 6.64% , 10/25/53 .......... 1,408 1,407,428
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 6.74% , 11/25/53 ........... 291 293,126
Series 2024-30 , Class FC , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 6.39% , 06/25/54 .......... 5,362 5,354,146
Series 2024-38 , Class FE , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 6.39% , 06/25/54 .......... 6,449 6,453,873
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 6.43% , 07/25/54 .......... 795 793,882
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 3,278 2,820,621
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 1,999,589
Series 2016-123 , Class LM ,
3.00% , 09/20/46 ................ 400 321,537
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31 , Class PT , 3.39% , 05/20/39 119 121,457
Series 2014-107 , Class WX ,
6.62% , 07/20/39 ................ 440 448,163
Series 2015-55 , Class A , 5.39% , 03/16/36 . 4,039 4,079,605
Series 2015-103 , Class B , 6.90% , 01/20/40 2,080 2,140,678
Series 2015-187 , Class C , 5.36% , 03/20/41 5,310 5,371,462
44,242,493
Interest Only Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 25 838
Series 5159 , Class PI , 3.00% , 11/25/51 ... 1,118 161,139
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119 , Class SC , (SOFR 30 day
Average at 0.00% Floor and 6.15% Cap +
6.04%), 0.70% , 10/15/42 .......... USD 797 $ 77,763
Series 4901 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.65% , 07/25/49 .......... 1,707 145,056
Series 4941 , Class SH , (SOFR 30 day
Average at 0.00% Floor and 5.95% Cap +
5.84%), 0.50% , 12/25/49 .......... 1,215 108,906
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 58 6,608
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 68 13,354
Series 2017-68 , Class IE , 4.50% , 09/25/47 1,497 261,267
Series 2020-32 , 4.00% , 05/25/50 ....... 870 178,219
Series 2020-32 , Class PI , 4.00% , 05/25/50 865 181,422
Series 2021-23 , Class CI , 3.50% , 07/25/46 738 135,805
Series 2021-41 , 3.50% , 07/25/51 ....... 1,418 260,924
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66 , Class AS , (SOFR 30 day
Average at 0.00% Floor and 6.25% Cap +
6.14%), 0.80% , 09/25/45 .......... 2,650 183,564
Series 2016-60 , Class SD , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.65% , 09/25/46 .......... 416 24,284
Series 2016-78 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.65% , 05/25/39 .......... 510 30,950
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,089 201,909
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,446 188,504
Series 2020-149 , Class IA , 2.50% , 10/20/50 16,889 2,210,641
Series 2020-175 , Class DI , 2.50% , 11/20/50 513 69,886
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,871 265,340
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,165 185,043
Series 2021-149 , Class KI , 3.00% , 08/20/51 1,951 310,543
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,697 1,225,277
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,687 1,130,400
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 0.00% Floor
and 6.20% Cap + 6.09%), 0.75% , 07/20/47
(a)
987 107,029
7,664,671
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.53% , 07/25/30 .. 1,118 74,247
Series K119 , Class X1 , 1.02% , 09/25/30 .. 1,778 80,718
Series K122 , Class X1 , 0.97% , 11/25/30 .. 2,743 119,305
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.89% , 06/16/58 ...... 5,372 229,163
Series 2017-61 , 0.70% , 05/16/59 ....... 1,100 40,014
543,447
Mortgage-Backed Securities — 122.1%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ........... 444 410,791
3.50% , 07/01/26 - 09/01/26 ........... 6 5,455
4.00% , 06/01/25 - 05/01/26 ........... 19 18,675
5.00% , 05/01/35 - 12/01/38 ........... 37 36,780
5.65% , 05/01/37 - 12/01/37 ........... 573 579,025

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.75% , 08/01/37 - 12/01/37 ........... USD 712 $ 721,637
7.50% , 03/01/27 .................. —
(b)
16
Federal National Mortgage Association
3.50% , 11/01/46 .................. 621 574,577
4.45% , 03/01/36 - 06/01/36 ........... 367 359,348
4.94% , 01/01/35 - 05/01/35 ........... 139 137,366
5.00% , 04/01/36 .................. 76 75,020
5.20% , 08/01/34 - 09/01/34 ........... 164 161,899
5.25% , 08/01/37 - 09/01/37 ........... 419 408,768
5.54% , 01/01/35 .................. 57 56,445
5.75% , 04/01/37 .................. 249 241,534
5.80% , 07/01/34 .................. 37 36,707
5.94% , 09/01/34 .................. 56 55,279
6.50% , 09/01/28 - 02/01/31 ........... 457 459,006
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 ........... 12,269 9,628,847
2.00% , 07/15/54
(c)
................. 51,056 41,311,112
2.50% , 11/20/40 - 11/20/51 ........... 31,411 26,370,592
2.50% , 07/15/54
(c)
................. 30,248 25,423,605
3.00% , 05/15/42 - 10/20/51 ........... 39,465 34,395,967
3.00% , 07/15/54
(c)
................. 10,251 8,929,999
3.50% , 04/15/41 - 09/20/51
(d)
.......... 66,855 60,834,141
3.50% , 07/15/54
(c)
................. 936 840,352
4.00% , 10/20/41 - 12/20/52 ........... 21,099 19,802,959
4.00% , 07/15/54
(c)
................. 14,843 13,715,272
4.50% , 12/15/34 - 07/20/53 ........... 10,557 10,200,273
4.50% , 07/15/54
(c)
................. 193 183,470
5.00% , 09/15/28 - 12/20/53 ........... 15,695 15,464,544
5.00% , 07/15/54
(c)
................. 9,304 9,058,896
5.50% , 03/15/32 - 12/15/34 ........... 3,403 3,458,737
5.50% , 07/15/54
(c)
................. 6,073 6,024,821
5.64% , 04/15/37 - 06/15/37 ........... 963 988,520
5.65% , 05/20/37 - 10/20/37 ........... 425 434,178
5.75% , 08/20/37 - 12/20/37 ........... 283 285,769
5.80% , 11/15/36 - 03/15/37 ........... 908 934,263
6.00% , 03/20/28 - 01/15/39 ........... 4,571 4,707,889
6.00% , 07/15/54
(c)
................. 11,599 11,647,171
6.50% , 09/20/27 - 03/20/54 ........... 14,142 14,554,540
6.50% , 07/15/54
(c)
................. 12,715 12,896,476
7.00% , 08/20/25 - 05/20/27 ........... 2 2,287
7.50% , 10/20/25 .................. —
(b)
239
8.00% , 07/15/25 - 05/15/30 ........... 3 3,309
8.50% , 02/15/25 .................. —
(b)
170
Uniform Mortgage-Backed Securities
2.00% , 07/25/54
(c)
................. 793 620,089
2.50% , 07/25/39
(c)
................. 154 139,033
3.00% , 03/01/43 - 06/01/44 ........... 3,136 2,765,497
3.50% , 03/01/43 - 08/01/43 ........... 685 623,452
3.50% , 07/25/54
(c)
................. 6,432 5,692,320
4.00% , 01/01/45 .................. 1,417 1,334,187
5.00% , 07/01/34 - 07/01/35 ........... 618 609,599
5.25% , 07/01/37 - 08/01/37 ........... 323 322,190
5.50% , 12/01/32 - 04/01/35 ........... 53 53,287
6.50% , 08/01/35 .................. 310 315,528
348,911,908
Principal Only Collateralized Mortgage Obligations — 0.9%
(e)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............ 846 608,729
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ...... 171 138,583
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations (continued)
Series 2023-130 , Class OD ,
0.00% , 09/20/53 ................ USD 2,410 $ 1,801,404
2,548,716
Total U.S. Government Sponsored Agency Securities — 141 .3%
(Cost: $ 435,348,944 ) .............................. 403,911,235
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(f) (g)
.................. 1,002,471 1,002,471
Total Money Market Funds — 0 .4%
(Cost: $ 1,002,471 ) ............................... 1,002,471
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bills , 5.30% , 08/13/24
(h)
...... 15,997 15,896,844
Total U.S. Treasury Obligations — 5 .5%
(Cost: $ 15,897,052 ) ............................... 15,896,844
Total Short-Term Securities — 5.9%
(Cost: $ 16,899,523 ) ............................... 16,899,315
Total Investments Before Options Written and TBA Sale
Commitments — 147 .2%
(Cost: $ 452,248,467 ) .............................. 420,810,550
Total Options Written — (0.0) %
(Premium Received — $ (370,260) ) .................... (174,079)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 8 .5 ) %
Government National Mortgage Association
2.50% , 07/15/54 .................. (1,050) (882,533)
3.00% , 07/15/54 .................. (3,496) (3,045,617)
3.50% , 07/15/54 .................. (1,466) (1,316,308)
4.00% , 07/15/54 .................. (2,800) (2,587,266)
4.50% , 07/15/54 .................. (4,795) (4,558,221)
Uniform Mortgage-Backed Securities
3.00% , 07/25/54 .................. (3,359) (2,856,987)
3.50% , 07/25/54 .................. (7,742) (6,851,670)
4.00% , 07/25/54 .................. (1,422) (1,301,074)
5.00% , 07/25/54 .................. (1,017) (982,835)
Total TBA Sale Commitments — ( 8 .5 ) %
(Proceeds: $ (24,475,891) ) .......................... (24,382,511)
Total Investments Net of Options Written and TBA Sale
Commitments — 138 .7%
(Cost: $ 427,402,316 ) .............................. 396,253,960
Liabilities in Excess of Other Assets — (38.7) % ............ (110,476,006)
Net Assets — 100.0% ...............................
$ 285,777,954
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock GNMA Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,612,082 $ — $ (609,611)
(a)
$ — $ — $ 1,002,471 1,002,471 $ 86,731 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 25 09/30/24 $ 5,105 $ 1,645
U.S. Treasury 5-Year Note .................................................... 121 09/30/24 12,888 49,854
51,499
Short Contracts
3-mo. SOFR ............................................................. 4 09/17/24 947 968
U.S. Treasury 10-Year Note ................................................... 247 09/19/24 27,131 (173,716)
U.S. Treasury 10-Year Ultra Note ............................................... 167 09/19/24 18,918 (111,085)
U.S. Treasury Long Bond ..................................................... 53 09/19/24 6,247 37,436
U.S. Treasury Ultra Bond ..................................................... 9 09/19/24 1,121 (4,229)
3-mo. SOFR ............................................................. 4 12/17/24 949 9,570
(241,056)
$ (189,557)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,550 $ (54,355)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (60,194)
(114,549)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,550 (30,793)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (28,737)
(59,530)
$ (174,079)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 $ 12,256 $ — $ 12,256
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (12,316) — (12,316)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 12,800 (207,990) — (207,990)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 7,971 — 7,971
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (8,149) — (8,149)
1-day SOFR Annual 3.80% Annual 02/07/34 USD 1,600 (30,396) — (30,396)
$ (238,624) $ — $ (238,624)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities .................... $ — $ 403,911,235 $ — $ 403,911,235
Short-Term Securities
Money Market Funds ...................................... 1,002,471 — — 1,002,471
U.S. Treasury Obligations ................................... — 15,896,844 — 15,896,844
Liabilities
Investments
TBA Sale Commitments .................................... — (24,382,511) — (24,382,511)
$ 1,002,471 $ 395,425,568 $ — $ 396,428,039
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 99,473 $ 20,227 $ — $ 119,700
Liabilities
Interest rate contracts ....................................... (289,030) (432,930) — (721,960)
$ (189,557) $ (412,703) $ — $ (602,260)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EFFR Effective Federal Funds Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced